Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets, Net
Schedule of intangible assets

	March 31, 2023
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$148,728	$(20,705)	$128,023
Favorable lease asset	710	(210)	500
Software	957	(488)	469
Intangible assets, net	$150,395	$(21,403)	$128,992

	December 31, 2022
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$148,648	$(18,778)	$129,870
Favorable lease asset	710	(140)	570
Software	919	(473)	446
Intangible assets, net	$150,277	$(19,391)	$130,886

	December 31, 2022
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$148,648	$(18,778)	$129,870
Favorable lease asset	710	(140)	570
Software	919	(473)	446
Intangible assets, net	$150,277	$(19,391)	$130,886

	December 31, 2021
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(12,091)	$125,409
Favorable lease asset	220	(79)	141
Software	758	(394)	364
Intangible assets, net	$138,478	$(12,564)	$125,914

Schedule of estimated amortization expense for intangible assets

(Thousands)
2023	$7,588
2024	7,465
2025	7,287
2026	7,194
2027	7,194
Thereafter	94,158
Total	$130,886